UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-08765

MANAGED HIGH YIELD PLUS FUND, INC.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-793-8637

Date of fiscal year end:	5/31/04

Date of reporting period:	6/30/04

Item 1.           Proxy Voting Record.

FORM N-Px REPORT

MANAGED HIGH YIELD PLUS FUND, INC.

ALAMOSA HOLDINGS, INC.

Ticker:	APCS	Security ID:	011589207
Meeting Date:	JUN 2, 2004	Meeting Type:	Annual
Record Date:	APR 16, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Ray M. Clapp, Jr.	For	For	Management
1.2	Elect Director John F. Otto, Jr.	For	For	Management
1.3	Elect Director Jimmy R. White	For	For	Management
2	Amend Employee Stock Purchase Plan	For	For	Management
3	Ratify Auditors	For	For	Management

LAIDLAW INTERNATIONAL, INC.

Ticker:	LI	Security ID:	50730R102
Meeting Date:	FEB 10, 2004	Meeting Type:	Annual
Record Date:	DEC 15, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director John F. Chlebowski	For	For	Management
1.2	Elect Director James H. Dickerson, Jr.	For	For	Management
1.3	Elect Director Maria A. Sastre	For	For	Management

METAL MANAGEMENT, INC.

Ticker:	MTLMQ	Security ID:	591097209
Meeting Date:	SEP 17, 2003	Meeting Type:	Annual
Record Date:	JUL 21, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Albert A. Cozzi	For	For	Management
1.2	Elect Director Daniel W. Dienst	For	For	Management
1.3	Elect Director John T. DiLacqua	For	For	Management
1.4	Elect Director Kevin P. McGuinness	For	For	Management
1.5	Elect Director Harold J. Rouster	For	For	Management
2	Ratify Auditors	For	For	Management

SPECTRASITE, INC.

Ticker:	SSI	Security ID:	84761M104
Meeting Date:	MAY 25, 2004	Meeting Type:	Annual
Record Date:	APR 16, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Stephen H. Clark	For	For	Management
1.2	Elect Director Paul M. Albert, Jr.	For	For	Management
1.3	Elect Director Robert Katz	For	For	Management
1.4	Elect Director Richard Masson	For	For	Management
2	Ratify Auditors	For	For	Management

XO COMMUNICATIONS, INC.

Ticker:	XOCM	Security ID:	983764838
Meeting Date:	MAY 27, 2004	Meeting Type:	Annual
Record Date:	APR 16, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Carl C. Icahn	For	For	Management
1.2	Elect Director Carl J. Grivner	For	For	Management
1.3	Elect Director Andrew R. Cohen	For	For	Management
1.4	Elect Director Adam Dell	For	For	Management
1.5	Elect Director Vincent J. Intrieri	For	For	Management
1.6	Elect Director Keith Meister	For	For	Management
2	Approve Omnibus Stock Plan	For	For	Management
3	Ratify Auditors	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Joseph A. Varnas
President
Date	August 30, 2004

* Print the name and title of each signing officer under his or her signature.